Vista Outdoor Inc. - 10-K Inventories (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Inventory [Line Items]
Schedule of Inventory, Current	Net inventories consist of the following:

	June 30, 2024	March 31, 2024
Raw materials	$189,882	$179,308
Work in process	57,584	57,093
Finished goods	372,065	373,598
Net inventories	$619,531	$609,999
Net inventories consist of the following:

	March 31,
	2024	2023
Raw materials	$179,308	$199,225
Work in process	57,093	63,652
Finished goods	373,598	447,020
Net inventories	$609,999	$709,897